UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09243
                                                     ---------

                            The Gabelli Utility Trust
               -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               -------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                            THE GABELLI UTILITY TRUST
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                         MARKET
      SHARES                                             VALUE*
      ------                                             ------
               COMMON STOCKS -- 89.6%
               AEROSPACE -- 0.2%
      65,000   Rolls-Royce Group plc+ ............... $    551,312
                                                      ------------
               AGRICULTURE -- 0.0%
         800   Cadiz Inc.+ ..........................       15,760
                                                      ------------
               CABLE AND SATELLITE -- 2.8%
       5,000   Cablevision Systems Corp., Cl. A+ ....      113,550
       5,000   Cogeco Cable Inc. ....................      115,768
      20,000   Cogeco Inc. ..........................      420,488
       8,000   Comcast Corp., Cl. A+ ................      294,800
      60,000   EchoStar Communications Corp.,
                Cl. A+ ..............................    1,964,400
      35,000   Liberty Global Inc., Cl. A+ ..........      900,900
      20,000   Liberty Global Inc., Cl. C+ ..........      501,200
      10,000   Rogers Communications Inc.,
                Cl. B ...............................      548,700
     150,000   The DIRECTV Group Inc.+ ..............    2,952,000
                                                      ------------
                                                         7,811,806
                                                      ------------
      UNITS
     -------
               CLOSED-END FUNDS -- 0.1%
       4,350   Bell Aliant Regional
                Communications Income Fund ..........      136,017
                                                      ------------
     SHARES
     ------
               COMMUNICATIONS EQUIPMENT -- 0.7%
     280,000   The Furukawa Electric Co. Ltd. .......    1,848,889
                                                      ------------
               COMPUTER SOFTWARE AND SERVICES -- 0.2%
      20,000   MRO Software Inc.+ ...................      513,400
                                                      ------------
               DIVERSIFIED INDUSTRIAL -- 1.4%
      18,000   Catalytica Energy Systems Inc.+ ......       19,980
      15,000   Cooper Industries Ltd., Cl. A ........    1,278,300
      75,000   General Electric Co. .................    2,647,500
                                                      ------------
                                                         3,945,780
                                                      ------------
               ELECTRONICS -- 0.2%
      30,000   Symbol Technologies Inc. .............      445,800
                                                      ------------
               ENERGY AND UTILITIES: ALTERNATIVE ENERGY -- 0.1%
      12,000   Ormat Technologies Inc. ..............      392,640
                                                      ------------
               ENERGY AND UTILITIES: ELECTRIC INTEGRATED -- 44.1%
     350,000   Allegheny Energy Inc.+ ...............   14,059,500
      24,000   ALLETE Inc. ..........................    1,042,800
      75,000   Alliant Energy Corp. .................    2,679,750
      20,000   Ameren Corp. .........................    1,055,800
      80,000   American Electric Power Co. Inc. .....    2,909,600
     550,000   Aquila Inc.+ .........................    2,381,500
       6,000   Avista Corp. .........................      142,080
      35,000   Black Hills Corp. ....................    1,176,350
      30,000   Cleco Corp. ..........................      757,200
     185,000   CMS Energy Corp.+ ....................    2,671,400

                                                         MARKET
      SHARES                                             VALUE*
      ------                                             ------
      76,000   Constellation Energy Group ........... $  4,499,200
       3,000   Dominion Resources Inc. ..............      229,470
     160,000   DPL Inc. .............................    4,339,200
      24,000   DTE Energy Co. .......................      996,240
     240,000   Duke Energy Corp. ....................    7,248,000
      90,000   Edison International .................    3,747,600
     195,500   El Paso Electric Co.+ ................    4,367,470
       3,000   Entergy Corp. ........................      234,690
      55,979   FirstEnergy Corp. ....................    3,126,987
     131,850   Florida Public Utilities Co. .........    1,819,530
     130,000   FPL Group Inc. .......................    5,850,000
     105,000   Great Plains Energy Inc. .............    3,257,100
      62,000   Green Mountain Power Corp. ...........    2,068,940
      50,000   Hawaiian Electric Industries Inc. ....    1,353,000
      63,000   Maine & Maritimes Corp.+ .............    1,055,250
      66,000   MGE Energy Inc. ......................    2,137,080
      45,000   NiSource Inc. ........................      978,300
      40,000   NorthWestern Corp. ...................    1,399,200
     101,000   OGE Energy Corp. .....................    3,647,110
      24,000   Otter Tail Corp. .....................      701,760
      50,000   PG&E Corp. ...........................    2,082,500
      20,000   PNM Resources Inc. ...................      551,400
     100,000   Progress Energy Inc. .................    4,538,000
      40,000   Progress Energy Inc., CVO+ ...........       13,200
      20,000   Public Service Enterprise
                Group Inc. ..........................    1,223,800
      35,000   Puget Energy Inc. ....................      795,550
      60,000   SCANA Corp. ..........................    2,416,200
      30,000   Sierra Pacific Resources+ ............      430,200
     105,000   TECO Energy Inc. .....................    1,643,250
      20,000   The Empire District Electric Co. .....      447,600
      25,000   TXU Corp. ............................    1,563,000
     165,000   Unisource Energy Corp. ...............    5,499,450
      27,500   Unitil Corp. .........................      668,250
      47,000   Vectren Corp. ........................    1,261,950
     252,500   Westar Energy Inc. ...................    5,936,275
      80,000   Wisconsin Energy Corp. ...............    3,451,200
      52,000   WPS Resources Corp. ..................    2,580,760
     250,000   Xcel Energy Inc. .....................    5,162,500
                                                      ------------
                                                       122,197,192
                                                      ------------
               ENERGY AND UTILITIES:
               ELECTRIC TRANSMISSION AND DISTRIBUTION -- 8.9%
      55,000   CH Energy Group Inc. .................    2,830,850
      57,000   Consolidated Edison Inc. .............    2,633,400
     220,000   Duquesne Light Holdings Inc. .........    4,325,200
      80,000   Energy East Corp. ....................    1,897,600
     170,000   Northeast Utilities ..................    3,955,900
     215,000   NSTAR ................................    7,172,400
      22,500   Pepco Holdings Inc. ..................      543,825
      36,666   UIL Holdings Corp. ...................    1,374,975
                                                      ------------
                                                        24,734,150
                                                      ------------

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                         MARKET
      SHARES                                             VALUE*
      ------                                             ------
               COMMON STOCKS (CONTINUED)
               ENERGY AND UTILITIES: GLOBAL UTILITIES -- 2.4%
       1,500   Areva ................................ $    910,336
       8,000   Chubu Electric Power Co. Inc. ........      207,915
       9,600   Electric Power Development Co. Ltd. ..      342,146
     200,000   Enel SpA .............................    1,824,730
     300,000   Hera SpA .............................    1,120,326
       8,000   Hokkaido Electric Power Co. Inc. .....      194,032
       8,000   Hokuriku Electric Power Co. ..........      167,280
      30,000   Korea Electric Power Corp., ADR ......      586,500
       8,000   Kyushu Electric Power Co. Inc. .......      188,952
       2,000   Niko Resources Ltd. ..................      118,989
       8,000   Shikoku Electric Power Co. Inc. ......      174,391
       8,000   The Chugoku Electric Power Co. Inc. ..      168,635
       8,000   The Kansai Electric Power Co. Inc. ...      184,550
       8,000   The Tokyo Electric Power Co. Inc. ....      230,265
      15,000   Tohoku Electric Power Co. Inc. .......      328,254
                                                      ------------
                                                         6,747,301
                                                      ------------
               ENERGY AND UTILITIES: MERCHANT ENERGY -- 1.9%
      20,000   Calpine Corp.+ .......................        6,900
      35,000   Dynegy Inc., Cl. A+ ..................      193,900
       8,130   Mirant Corp.+ ........................      222,030
     230,000   The AES Corp.+ .......................    4,689,700
                                                      ------------
                                                         5,112,530
                                                      ------------
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 6.3%
     180,000   El Paso Corp. ........................    2,455,200
      25,000   EnergySouth Inc. .....................      843,750
      35,000   Kinder Morgan Inc. ...................    3,669,750
     100,000   National Fuel Gas Co. ................    3,635,000
     104,000   ONEOK Inc. ...........................    3,930,160
     110,000   Southern Union Co. ...................    2,905,100
                                                      ------------
                                                        17,438,960
                                                      ------------
               ENERGY AND UTILITIES: NATURAL GAS UTILITIES -- 8.8%
      28,000   AGL Resources Inc. ...................    1,022,000
      60,000   Atmos Energy Corp. ...................    1,713,000
      60,000   Cascade Natural Gas Corp. ............    1,565,400
      10,000   Chesapeake Utilities Corp. ...........      300,500
       3,000   Corning Natural Gas Corp.+ ...........       48,150
      29,700   Delta Natural Gas Co. Inc. ...........      743,985
     127,000   KeySpan Corp. ........................    5,224,780
      90,000   Nicor Inc. ...........................    3,848,400
      52,000   Peoples Energy Corp. .................    2,113,800
      36,000   Piedmont Natural Gas Co. Inc. ........      911,160
       6,000   RGC Resources Inc. ...................      155,400
     144,000   SEMCO Energy Inc.+ ...................      812,160
     180,000   Southwest Gas Corp. ..................    5,997,600
                                                      ------------
                                                        24,456,335
                                                      ------------

                                                         MARKET
      SHARES                                             VALUE*
      ------                                             ------
               ENERGY AND UTILITIES: OIL -- 0.6%
       4,000   Anadarko Petroleum Corp. ............. $    175,320
      20,000   Exxon Mobil Corp. ....................    1,342,000
       4,000   Royal Dutch Shell plc, Cl. A, ADR ....      264,400
                                                      ------------
                                                         1,781,720
                                                      ------------
               ENERGY AND UTILITIES: SERVICES -- 0.3%
      70,000   ABB Ltd., ADR ........................      922,600
                                                      ------------
               ENERGY AND UTILITIES: WATER -- 3.1%
      14,000   American States Water Co. ............      535,500
      21,333   Aqua America Inc. ....................      468,046
      24,750   Artesian Resources Corp., Cl. A ......      465,547
      20,500   BIW Ltd. .............................      329,025
      20,520   California Water Service Group .......      757,804
       7,500   Connecticut Water Service Inc. .......      165,600
      51,333   Middlesex Water Co. ..................      987,133
      24,088   Pennichuck Corp. .....................      446,351
     120,200   SJW Corp. ............................    3,595,182
       8,101   Southwest Water Co. ..................       99,075
      12,000   Suez SA ..............................      527,105
      12,000   Suez SA, Strips+ .....................          152
       9,000   York Water Co. .......................      171,180
                                                      ------------
                                                         8,547,700
                                                      ------------
               ENTERTAINMENT -- 0.9%
      60,000   Time Warner Inc. .....................    1,093,800
      40,000   Vivendi ..............................    1,442,031
                                                      ------------
                                                         2,535,831
                                                      ------------
               EQUIPMENT AND SUPPLIES -- 0.1%
      50,000   Capstone Turbine Corp.+ ..............       70,500
       7,000   Mueller Industries Inc. ..............      246,190
                                                      ------------
                                                           316,690
                                                      ------------
               METALS AND MINING -- 0.2%
      20,000   Compania de Minas
                Buenaventura SA, ADR ................      540,000
       3,000   Peabody Energy Corp. .................      110,340
                                                      ------------
                                                           650,340
                                                      ------------
               REAL ESTATE -- 0.1%
       4,050   Brookfield Asset
                Management Inc., Cl. A ..............      179,577
                                                      ------------
               SPECIALTY CHEMICALS -- 0.2%
      10,000   Ashland Inc. .........................      637,800
                                                      ------------

                            THE GABELLI UTILITY TRUST
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         SEPTEMBER 30, 2006 (UNAUDITED)

                                                         MARKET
      SHARES                                             VALUE*
      ------                                             ------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS -- 4.7%
      70,000   AT&T Inc. ............................ $  2,279,200
      54,900   BCE Inc. .............................    1,487,241
      30,000   BellSouth Corp. ......................    1,282,500
      30,000   BT Group plc, ADR ....................    1,517,100
     180,000   Cincinnati Bell Inc.+ ................      867,600
      10,200   Commonwealth Telephone
                Enterprises Inc. ....................      420,546
      20,000   D&E Communications Inc. ..............      252,200
      22,000   Deutsche Telekom AG, ADR .............      349,140
       2,000   France Telecom SA, ADR ...............       46,620
         200   Hutchison Telecommunications
                International Ltd.+ .................          354
         500   Mobistar SA ..........................       41,402
         200   PT Indosat Tbk .......................          112
       1,200   Tele2 AB, Cl. B ......................       12,118
       6,000   Telecom Italia SpA, ADR ..............      169,980
         266   Telefonica SA, ADR ...................       13,781
      40,000   Touch America Holdings Inc.+ .........            4
     115,000   Verizon Communications Inc. ..........    4,269,950
                                                      ------------
                                                        13,009,848
                                                      ------------
               TRANSPORTATION -- 0.4%
      25,000   GATX Corp. ...........................    1,034,250
                                                      ------------
               WIRELESS COMMUNICATIONS -- 0.9%
         600   America Movil SA de CV, Cl. L, ADR ...       23,622
       2,000   China Mobile Ltd., ADR ...............       70,700
       2,000   China Unicom Ltd., ADR ...............       19,560
         200   Cosmote Mobile
                Telecommunications SA ...............        4,793
       4,000   Mobile TeleSystems, ADR ..............      151,080
         190   MobileOne Ltd. .......................          252
       3,000   QUALCOMM Inc. ........................      109,050
         600   SK Telecom Co. Ltd., ADR .............       14,178
         200   SmarTone Telecommunications
                Holdings Ltd. .......................          192
      28,000   United States Cellular Corp.+ ........    1,671,600
       6,000   Vimpel-Communications, ADR+ ..........      363,540
                                                      ------------
                                                         2,428,567
                                                      ------------
               TOTAL COMMON STOCKS ..................  248,392,795
                                                      ------------

               CONVERTIBLE PREFERRED STOCKS -- 1.6%
               ENERGY AND UTILITIES: NATURAL GAS INTEGRATED -- 0.9%
       2,000   El Paso Corp., 4.990% Cv. Pfd. (a) ...    2,432,168
                                                      ------------

                                                         MARKET
      SHARES                                             VALUE*
      ------                                             ------
               TELECOMMUNICATIONS -- 0.7%
      31,033   Citizens Communications Co.,
                5.000% Cv. Pfd. ..................... $  1,866,790
                                                      ------------
               TOTAL CONVERTIBLE PREFERRED STOCKS ...    4,298,958
                                                      ------------

               WARRANTS -- 0.1%
               ENERGY AND UTILITIES: MERCHANT ENERGY -- 0.1%
      26,107   Mirant Corp., Ser. A,
                expire 01/03/11+ ....................      266,291
                                                      ------------
   PRINCIPAL
    AMOUNT
   -------

               SHORT TERM OBLIGATIONS -- 8.7%
               REPURCHASE AGREEMENTS -- 8.7%
 $24,225,000   Barclays Capital Inc., 4.950%,
                 dated 09/29/06, due 10/02/06,
                 proceeds at maturity,
                 $24,234,993 (b) ....................   24,225,000
                                                      ------------
   TOTAL INVESTMENTS -- 100.0%
    (Cost $225,724,001) ............................. $277,183,044
                                                      ============

   --------------
            Aggregate book cost ..................... $225,724,001
                                                      ============
            Gross unrealized appreciation ........... $ 53,792,628
            Gross unrealized depreciation ...........   (2,333,585)
                                                      ------------
            Net unrealized appreciation
             (depreciation) ......................... $ 51,459,043
                                                      ============

   --------------
   INTEREST RATE SWAP
                                      FLOATING
  NOTIONAL                        RATE RECEIVED++    TERMINATION   UNREALIZED
   AMOUNT     FIXED RATE PAID  (RATE RESET MONTHLY)      DATE     APPRECIATION
   ------     ---------------   ------------------      ------    ------------
 $25,000,000       4.00%              5.33000%       June 2, 2010   $819,805

   --------------
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the Rule 144A security is considered liquid and the market value amounted to $2,432,168 or 0.88% of total investments.
(b) Collateralized by $18,570,000 U.S. Treasury Bond, 8.125%, due 08/15/19, market value $24,709,500.
+   Non-income producing security.
++  Based on Libor (London Interbank Offered Rate).
ADR American Depository Receipt
CVO Contingent Value Obligation
* Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Utility Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     11/03/06
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     11/03/06
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.